UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendent []; Amendment Number:

This Amendment (Check only one.): [] is a restatement.
                                  [] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    SMC Capital, Inc.
Address: 4350 Brownsboro Road
         Suite 310
         Louisville, Kentucky 40207
13F File Number: 801-44124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Carter
Title: Investment Accountant
Phone: 502-259-2500
Signature, Place, and Date of Signing:
   Karen Carter Louisville, Kentucky January 24, 2007
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Managers: 0
Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $25827

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES         COM              007903107      300 14760.00 SH       SOLE                 14760.00
APPLE COMPUTER INC             COM              037833100      399  4705.00 SH       SOLE                  4705.00
APPLIED MICRO CIRCUIT CORPORAT COM              03822w109      338 95000.00 SH       SOLE                 95000.00
BIRCH POINT MEDICAL INC.-PVT.P COM              09060w909       50 40000.00 SH       SOLE                 40000.00
CARIBOU COFFEE                 COM              142042209     1138 133451.00SH       SOLE                133451.00
CISCO SYS INC                  COM              17275R102      233  8520.00 SH       SOLE                  8520.00
CITIZENS FINL CORP KY CL A     COM              174613109     2114 382971.00SH       SOLE                382971.00
COLDWATER CREEK INC            COM              193068103      625 25490.00 SH       SOLE                 25490.00
GENENTECH INC.                 COM              368710406     1421 17520.00 SH       SOLE                 17520.00
GILEAD SCIENCE INC             COM              375558103      506  7800.00 SH       SOLE                  7800.00
HUMANA INC                     COM              444859102      277  5000.00 SH       SOLE                  5000.00
ISHARES RUSSELL 2000 GROWTH IN COM              464287648      786 10000.00 SH       SOLE                 10000.00
MARVELL TECHNOLOGY GROUP LTD   COM              g5876h105      449 23400.00 SH       SOLE                 23400.00
MIPS TECHNOLOGIES INC CL A     COM              604567107      209 25200.00 SH       SOLE                 25200.00
OCCULOGIX INC WI               COM              67461T107      144 91467.00 SH       SOLE                 91467.00
OIL SERVICE HOLDERS            COM              678002106      635  4550.00 SH       SOLE                  4550.00
PMC-SIERRA INC                 COM              69344f106       77 11510.00 SH       SOLE                 11510.00
PONIARD PHARMACEUTICALS, INC.  COM              732449301       62 12499.00 SH       SOLE                 12499.00
QMED INC.                      COM              747914109      175 38040.00 SH       SOLE                 38040.00
RESEARCH IN MOTION LIMITED     COM              760975102      707  5530.00 SH       SOLE                  5530.00
RIGEL PHARMACEUTICALS          COM              766559603      385 32400.00 SH       SOLE                 32400.00
RIVERBED TECHNOLOGY            COM              768573107      217  7074.00 SH       SOLE                  7074.00
S&P DEPOSITORY RECEIPT         COM              78462F103     1333  9409.00 SH       SOLE                  9409.00
STREETTRACKS GOLD              COM              863307104      442  7000.00 SH       SOLE                  7000.00
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209      447 14390.00 SH       SOLE                 14390.00
TITANIUM METALS                COM              888339207      258  8750.00 SH       SOLE                  8750.00
TRANSOCEAN SEDCO FOREX INC     COM              g90078109      324  4000.00 SH       SOLE                  4000.00
ULTRA DOW 30 PROSHARES         COM              74347R305      864 10410.00 SH       SOLE                 10410.00
UNITED COMMUNITY BANKS, INC.   COM              90984P105      848 26240.00 SH       SOLE                 26240.00
XM SATELLITE RADIO HOLDINGS IN COM              983759101      144 10000.00 SH       SOLE                 10000.00
US AIR 1989-A WARRANTS ZERO DU                  91154F9A9        0   500000 SH       SOLE                   500000
AAG HOLDING CO. INC. 7.25%, 1/ PFD              000336305      642 25000.00 SH       SOLE                 25000.00
EVEREST RE CAP TRST 7.85% PFD  PFD              299807206      511 20000.00 SH       SOLE                 20000.00
FELCOR SUITE HOTELS 7.80% CONV PFD              31430f200      250 10000.00 SH       SOLE                 10000.00
FNM PFD. 7%, 12/31/2007        PFD              313586794      262  5000.00 SH       SOLE                  5000.00
FNM PREFERRED 5.375            PFD              313586810      998    10.00 SH       SOLE                    10.00
JPM 6.20%, 10/15/34 (KBWI)     PFD              48122f207      251 10000.00 SH       SOLE                 10000.00
MBNA PFD.8.10%, 2/15/2033 (DBA PFD              55270b201      263 10000.00 SH       SOLE                 10000.00
NATIONAL BANK OF COMMERCE 7.70 PFD              635458201      499 20000.00 SH       SOLE                 20000.00
GILAT SATELLITE NETWORKS NT CO CONV BD          375255af3      129   166507 PRN      SOLE                   166507
LAMAR ADVERTISING CONVERTIBLE, CONV BD          512815AG6      136   100000 PRN      SOLE                   100000
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